PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com
January 6, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Counselor Series Trust (Invesco Counselor Series Trust)
CIK No. 0001112996
Invesco Floating Rate Fund, Invesco Global Real Estate Income Fund and Invesco Van Kampen Small Cap Growth Fund (the “Funds”)
Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for the Funds as filed pursuant to Rule 497(e) under the 1933 Act on December 15, 2011 (Accession Number: 0000950123-11-103152).
Please direct any comments or questions to the undersigned or contact me at (630) 684-6724.
Very truly yours,
/s/ Elisa Mithcell
Elisa Mitchell
Counsel